American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2021

VP Balanced - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.4%
Aerospace and Defense — 0.5%
Boeing Co. (The)(1)	2,898	738,179
Raytheon Technologies Corp.	2,622	202,602
Textron, Inc.	14,842	832,339
		1,773,120
Air Freight and Logistics — 0.5%
FedEx Corp.	6,400	1,817,856
Airlines — 0.4%
Alaska Air Group, Inc.(1)	10,336	715,354
Delta Air Lines, Inc.(1)	5,938	286,687
Southwest Airlines Co.(1)	6,080	371,245
		1,373,286
Auto Components — 0.4%
Lear Corp.	4,786	867,463
Magna International, Inc.	7,953	700,182
		1,567,645
Automobiles — 1.3%
Ford Motor Co.(1)	182,831	2,239,680
General Motors Co.(1)	17,788	1,022,098
Tesla, Inc.(1)	2,274	1,518,873
		4,780,651
Banks — 1.7%
Bank of America Corp.	66,129	2,558,531
CIT Group, Inc.	5,820	299,788
Citigroup, Inc.	12,552	913,158
East West Bancorp, Inc.	7,586	559,847
JPMorgan Chase & Co.	8,499	1,293,803
Truist Financial Corp.	9,456	551,474
		6,176,601
Biotechnology — 1.1%
AbbVie, Inc.	23,422	2,534,729
Amgen, Inc.	1,220	303,548
Incyte Corp.(1)	9,937	807,580
Sage Therapeutics, Inc.(1)	3,038	227,394
		3,873,251
Building Products — 0.6%
Masco Corp.	35,454	2,123,695
Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	2,248	735,096
Morgan Stanley	24,122	1,873,314
State Street Corp.	18,286	1,536,207
		4,144,617
Chemicals — 1.0%
Dow, Inc.	13,983	894,073
Mosaic Co. (The)	32,169	1,016,862
Olin Corp.	8,941	339,490
Sherwin-Williams Co. (The)	1,805	1,332,108
		3,582,533

Commercial Services and Supplies — 0.3%
Waste Management, Inc.	8,551	1,103,250
Communications Equipment — 0.6%
Cisco Systems, Inc.	27,034	1,397,928
Lumentum Holdings, Inc.(1)	9,495	867,368
		2,265,296
Construction and Engineering — 0.5%
MasTec, Inc.(1)	3,993	374,144
Quanta Services, Inc.	15,473	1,361,315
		1,735,459
Consumer Finance — 0.4%
Synchrony Financial	34,418	1,399,436
Containers and Packaging — 0.3%
WestRock Co.	19,930	1,037,357
Distributors — 0.2%
LKQ Corp.(1)	13,167	557,359
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	614	345,338
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	9,722	2,483,679
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	76,494	2,315,473
Verizon Communications, Inc.	40,463	2,352,924
		4,668,397
Electric Utilities — 0.1%
NextEra Energy, Inc.	2,356	178,137
Electrical Equipment — 1.0%
Eaton Corp. plc	13,211	1,826,817
Emerson Electric Co.	20,580	1,856,728
		3,683,545
Electronic Equipment, Instruments and Components — 0.5%
Arrow Electronics, Inc.(1)	15,512	1,719,040
Energy Equipment and Services — 0.2%
Baker Hughes Co.	27,967	604,367
Schlumberger NV	9,708	263,960
		868,327
Entertainment — 1.1%
Electronic Arts, Inc.	7,315	990,232
Madison Square Garden Sports Corp.(1)	4,757	853,691
Take-Two Interactive Software, Inc.(1)	5,164	912,479
Walt Disney Co. (The)(1)	5,508	1,016,336
		3,772,738
Equity Real Estate Investment Trusts (REITs) — 0.7%
Iron Mountain, Inc.	30,028	1,111,336
Simon Property Group, Inc.	9,213	1,048,163
Spirit Realty Capital, Inc.	10,875	462,188
		2,621,687
Food and Staples Retailing — 0.8%
Kroger Co. (The)	45,193	1,626,496
Walgreens Boots Alliance, Inc.	6,226	341,808
Walmart, Inc.	7,528	1,022,528
		2,990,832
Food Products — 1.0%
General Mills, Inc.	7,467	457,876
J.M. Smucker Co. (The)	3,001	379,717

Tyson Foods, Inc., Class A	36,910	2,742,413
		3,580,006
Health Care Equipment and Supplies — 1.1%
Danaher Corp.	9,207	2,072,311
Medtronic plc	15,312	1,808,807
		3,881,118
Health Care Providers and Services — 3.0%
Anthem, Inc.	4,138	1,485,335
Cardinal Health, Inc.	2,892	175,689
CVS Health Corp.	26,974	2,029,254
Humana, Inc.	4,917	2,061,452
Laboratory Corp. of America Holdings(1)	5,497	1,401,900
McKesson Corp.	7,196	1,403,508
UnitedHealth Group, Inc.	5,791	2,154,657
		10,711,795
Health Care Technology — 0.2%
Cerner Corp.	10,587	760,994
Hotels, Restaurants and Leisure — 1.5%
Aramark	20,168	761,947
Booking Holdings, Inc.(1)	406	945,915
Darden Restaurants, Inc.	6,381	906,102
Las Vegas Sands Corp.(1)	4,640	281,926
Six Flags Entertainment Corp.(1)	11,625	540,214
Starbucks Corp.	2,376	259,626
Texas Roadhouse, Inc.(1)	10,920	1,047,665
Vail Resorts, Inc.(1)	2,687	783,690
		5,527,085
Household Products — 0.8%
Clorox Co. (The)	3,506	676,237
Colgate-Palmolive Co.	28,301	2,230,968
		2,907,205
Industrial Conglomerates — 1.1%
3M Co.	10,012	1,929,112
Honeywell International, Inc.	8,657	1,879,175
		3,808,287
Interactive Media and Services — 2.6%
Alphabet, Inc., Class A(1)	3,107	6,408,250
Facebook, Inc., Class A(1)	10,189	3,000,966
		9,409,216
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	2,255	6,977,150
eBay, Inc.	14,579	892,818
		7,869,968
IT Services — 1.8%
Accenture plc, Class A	3,936	1,087,320
Akamai Technologies, Inc.(1)	8,162	831,708
Cognizant Technology Solutions Corp., Class A	13,342	1,042,277
International Business Machines Corp.	8,987	1,197,608
PayPal Holdings, Inc.(1)	9,880	2,399,259
		6,558,172
Leisure Products — 0.2%
Polaris, Inc.	4,065	542,678
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc.	905	413,024

Machinery — 0.7%
CNH Industrial NV(1)	135,093	2,112,855
Kennametal, Inc.	6,727	268,878
		2,381,733
Media — 0.7%
Comcast Corp., Class A	32,776	1,773,509
Liberty Broadband Corp., Class C(1)	5,210	782,282
		2,555,791
Metals and Mining — 0.9%
Cleveland-Cliffs, Inc.	51,408	1,033,815
Freeport-McMoRan, Inc.(1)	28,662	943,840
Reliance Steel & Aluminum Co.	9,050	1,378,224
		3,355,879
Multiline Retail — 0.8%
Dollar Tree, Inc.(1)	4,668	534,299
Target Corp.	11,113	2,201,152
		2,735,451
Oil, Gas and Consumable Fuels — 2.0%
Chevron Corp.	19,359	2,028,630
ConocoPhillips	7,846	415,603
DCP Midstream LP	14,952	323,860
Exxon Mobil Corp.	20,992	1,171,983
New Fortress Energy, Inc.	12,910	592,698
Phillips 66	10,769	878,104
Valero Energy Corp.	3,908	279,813
Williams Cos., Inc. (The)	58,956	1,396,668
		7,087,359
Personal Products — 0.3%
Coty, Inc., Class A(1)	37,449	337,415
Herbalife Nutrition Ltd.(1)	14,144	627,428
		964,843
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	44,162	2,787,947
Johnson & Johnson	18,545	3,047,871
Merck & Co., Inc.	23,704	1,827,341
Pfizer, Inc.	44,246	1,603,033
		9,266,192
Professional Services — 0.3%
Robert Half International, Inc.	6,131	478,647
TriNet Group, Inc.(1)	6,117	476,881
		955,528
Road and Rail — 0.2%
Ryder System, Inc.	8,729	660,349
Semiconductors and Semiconductor Equipment — 4.9%
Applied Materials, Inc.	22,650	3,026,040
Broadcom, Inc.	6,076	2,817,198
Intel Corp.	3,678	235,392
KLA Corp.	4,402	1,454,421
Lam Research Corp.	2,464	1,466,671
Micron Technology, Inc.(1)	25,004	2,205,603
Qorvo, Inc.(1)	9,172	1,675,724
QUALCOMM, Inc.	16,411	2,175,934
Synaptics, Inc.(1)	2,635	356,832
Texas Instruments, Inc.	10,432	1,971,544
		17,385,359

Software — 6.8%
Adobe, Inc.(1)	3,128	1,486,957
Autodesk, Inc.(1)	4,307	1,193,685
Cadence Design Systems, Inc.(1)	11,387	1,559,905
Citrix Systems, Inc.	4,573	641,866
CommVault Systems, Inc.(1)	7,159	461,756
Fortinet, Inc.(1)	5,653	1,042,526
Intuit, Inc.	2,611	1,000,170
j2 Global, Inc.(1)	4,822	577,965
Microsoft Corp.	40,422	9,530,295
Oracle Corp. (New York)	25,679	1,801,895
salesforce.com, Inc.(1)	6,953	1,473,132
ServiceNow, Inc.(1)	2,594	1,297,285
Varonis Systems, Inc.(1)	14,079	722,816
VMware, Inc., Class A(1)	8,870	1,334,492
		24,124,745
Specialty Retail — 2.9%
AutoNation, Inc.(1)	13,919	1,297,529
AutoZone, Inc.(1)	507	711,980
Best Buy Co., Inc.	17,096	1,962,792
Dick's Sporting Goods, Inc.	10,928	832,167
Home Depot, Inc. (The)	9,623	2,937,421
Lowe's Cos., Inc.	13,373	2,543,277
		10,285,166
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	91,541	11,181,733
NCR Corp.(1)	6,897	261,741
		11,443,474
Textiles, Apparel and Luxury Goods — 0.3%
PVH Corp.(1)	4,150	438,655
Tapestry, Inc.(1)	19,373	798,361
		1,237,016
Trading Companies and Distributors — 0.7%
United Rentals, Inc.(1)	7,075	2,329,868
TOTAL COMMON STOCKS (Cost $158,786,927)		215,381,433
U.S. TREASURY SECURITIES — 16.4%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	140,453
U.S. Treasury Bonds, 3.50%, 2/15/39	600,000	719,648
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	827,812
U.S. Treasury Bonds, 1.875%, 2/15/41	300,000	279,422
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	113,961
U.S. Treasury Bonds, 3.00%, 5/15/42	1,700,000	1,899,285
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	589,660
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	328,313
U.S. Treasury Bonds, 3.625%, 2/15/44	100,000	122,980
U.S. Treasury Bonds, 2.50%, 2/15/45	1,710,000	1,746,404
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	223,027
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	223,336
U.S. Treasury Bonds, 2.50%, 2/15/46	100,000	101,965
U.S. Treasury Bonds, 2.25%, 8/15/46	400,000	388,359
U.S. Treasury Bonds, 2.75%, 8/15/47	100,000	106,920
U.S. Treasury Bonds, 3.375%, 11/15/48	1,160,000	1,393,654
U.S. Treasury Bonds, 2.25%, 8/15/49	400,000	386,945
U.S. Treasury Bonds, 2.375%, 11/15/49	550,000	546,638

U.S. Treasury Bonds, 2.00%, 2/15/50	800,000	731,891
U.S. Treasury Bonds, 1.375%, 8/15/50	100,000	78,063
U.S. Treasury Bonds, 1.625%, 11/15/50	250,000	208,398
U.S. Treasury Bonds, 1.875%, 2/15/51	400,000	355,062
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	1,310,582	1,428,334
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	818,104	900,892
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	2,652,650	2,881,662
U.S. Treasury Notes, 0.375%, 3/31/22	1,800,000	1,805,524
U.S. Treasury Notes, 0.125%, 4/30/22	2,000,000	2,000,997
U.S. Treasury Notes, 1.75%, 6/15/22	300,000	305,977
U.S. Treasury Notes, 0.125%, 10/31/22	1,300,000	1,300,000
U.S. Treasury Notes, 0.125%, 2/28/23	700,000	699,617
U.S. Treasury Notes, 0.50%, 3/15/23	5,400,000	5,436,070
U.S. Treasury Notes, 0.25%, 4/15/23	100,000	100,164
U.S. Treasury Notes, 1.375%, 9/30/23	1,300,000	1,337,096
U.S. Treasury Notes, 0.25%, 11/15/23	2,000,000	1,999,219
U.S. Treasury Notes, 2.875%, 11/30/23	3,400,000	3,635,012
U.S. Treasury Notes, 0.125%, 12/15/23	2,500,000	2,489,258
U.S. Treasury Notes, 0.125%, 1/15/24	1,000,000	995,078
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	423,727
U.S. Treasury Notes, 0.25%, 3/15/24	2,900,000	2,892,410
U.S. Treasury Notes, 1.125%, 2/28/25	2,200,000	2,241,895
U.S. Treasury Notes, 0.25%, 5/31/25	200,000	196,211
U.S. Treasury Notes, 0.25%, 8/31/25	2,200,000	2,149,211
U.S. Treasury Notes, 0.375%, 11/30/25	500,000	489,160
U.S. Treasury Notes, 2.625%, 12/31/25	900,000	974,092
U.S. Treasury Notes, 0.375%, 1/31/26	300,000	292,594
U.S. Treasury Notes, 0.50%, 2/28/26	500,000	490,273
U.S. Treasury Notes, 0.75%, 3/31/26	600,000	594,820
U.S. Treasury Notes, 1.375%, 8/31/26	700,000	712,277
U.S. Treasury Notes, 1.625%, 10/31/26(2)	1,300,000	1,338,010
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	724,596
U.S. Treasury Notes, 1.50%, 1/31/27	100,000	101,998
U.S. Treasury Notes, 1.125%, 2/28/27	1,100,000	1,097,186
U.S. Treasury Notes, 0.625%, 3/31/27	1,300,000	1,257,166
U.S. Treasury Notes, 0.50%, 4/30/27	1,500,000	1,436,953
U.S. Treasury Notes, 0.50%, 6/30/27	200,000	190,910
U.S. Treasury Notes, 0.50%, 8/31/27	600,000	570,434
U.S. Treasury Notes, 0.625%, 12/31/27	1,600,000	1,523,687
TOTAL U.S. TREASURY SECURITIES (Cost $58,156,731)		58,524,706
CORPORATE BONDS — 9.5%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 2/4/26	150,000	149,637
Boeing Co. (The), 5.81%, 5/1/50	130,000	164,044
L3Harris Technologies, Inc., 1.80%, 1/15/31	50,000	46,893
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	22,040
Raytheon Technologies Corp., 4.125%, 11/16/28	170,000	191,565
Raytheon Technologies Corp., 5.70%, 4/15/40	20,000	26,843
Teledyne Technologies, Inc., 2.25%, 4/1/28	280,000	278,830
		879,852
Airlines — 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	194,000	207,198
Southwest Airlines Co., 5.125%, 6/15/27	166,000	190,996
		398,194

Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27	70,000	72,745
Automobiles — 0.2%
American Honda Finance Corp., MTN, 2.00%, 3/24/28	53,000	52,932
General Motors Co., 5.15%, 4/1/38	100,000	114,705
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	286,197
General Motors Financial Co., Inc., 2.70%, 8/20/27	156,000	159,154
		612,988
Banks — 0.9%
Banco Santander SA, 2.96%, 3/25/31	200,000	199,017
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	183,000	182,554
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	60,000	65,951
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	281,000	278,743
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	300,000	281,477
Bank of America Corp., VRN, 3.48%, 3/13/52	85,000	86,775
BPCE SA, VRN, 1.65%, 10/6/26(3)	100,000	99,874
Citigroup, Inc., VRN, 3.52%, 10/27/28	110,000	119,056
Citigroup, Inc., VRN, 2.57%, 6/3/31	285,000	285,008
FNB Corp., 2.20%, 2/24/23	140,000	142,858
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	265,000	268,069
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	257,000	256,665
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	200,000	207,242
PNC Bank N.A., 4.05%, 7/26/28	250,000	279,652
Wells Fargo & Co., 3.00%, 10/23/26	204,000	217,843
Wells Fargo & Co., VRN, 2.19%, 4/30/26	210,000	216,863
Wells Fargo & Co., VRN, 3.07%, 4/30/41	165,000	162,148
		3,349,795
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	155,000	185,573
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	240,000	280,633
		466,206
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	145,000	154,361
AbbVie, Inc., 4.55%, 3/15/35	10,000	11,643
AbbVie, Inc., 4.40%, 11/6/42	80,000	93,118
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	274,765
Gilead Sciences, Inc., 1.65%, 10/1/30	40,000	37,590
		571,477
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	50,000	49,229
Capital Markets — 0.9%
Ares Capital Corp., 2.15%, 7/15/26	167,000	162,749
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	200,000	198,408
Blackstone Secured Lending Fund, 2.75%, 9/16/26(3)	100,000	99,481
CI Financial Corp., 3.20%, 12/17/30	205,000	204,089
FS KKR Capital Corp., 3.40%, 1/15/26	320,000	317,607
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	156,000	158,019
Goldman Sachs Group, Inc. (The), VRN, 1.43%, 3/9/27	202,000	200,286
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28	338,000	370,032
Golub Capital BDC, Inc., 2.50%, 8/24/26	145,000	141,996
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32	422,000	394,229
Morgan Stanley, VRN, 3.59%, 7/22/28	225,000	245,500
Owl Rock Capital Corp., 3.40%, 7/15/26	265,000	268,667
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	190,000	203,629

Owl Rock Technology Finance Corp., 3.75%, 6/17/26(3)	125,000	127,921
		3,092,613
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50	180,000	181,814
Huntsman International LLC, 4.50%, 5/1/29	13,000	14,413
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(3)	59,000	57,742
		253,969
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	115,000	114,374
Waste Connections, Inc., 2.60%, 2/1/30	100,000	100,503
Waste Management, Inc., 2.50%, 11/15/50	50,000	43,271
		258,148
Construction and Engineering†
Quanta Services, Inc., 2.90%, 10/1/30	110,000	111,717
Construction Materials†
Martin Marietta Materials, Inc., 2.50%, 3/15/30	60,000	59,747
Vulcan Materials Co., 3.50%, 6/1/30	100,000	107,307
		167,054
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.50%, 9/15/23	200,000	215,219
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.875%, 1/16/24	200,000	217,740
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	150,000	157,252
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	185,000	201,232
		791,443
Containers and Packaging — 0.1%
Berry Global, Inc., 1.57%, 1/15/26(3)	150,000	147,821
WRKCo, Inc., 3.00%, 9/15/24	72,000	76,574
		224,395
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	116,183
Pepperdine University, 3.30%, 12/1/59	105,000	100,522
		216,705
Diversified Financial Services — 0.2%
Deutsche Bank AG (New York), VRN, 1.00%, 4/1/25(4)	150,000	150,057
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32	200,000	194,162
GE Capital Funding LLC, 4.40%, 5/15/30(3)	200,000	226,599
		570,818
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 3.55%, 9/15/55(3)	249,000	228,297
AT&T, Inc., 3.80%, 12/1/57(3)	283,000	269,761
Telefonica Emisiones SA, 4.90%, 3/6/48	320,000	363,915
Verizon Communications, Inc., 2.10%, 3/22/28	115,000	115,554
Verizon Communications, Inc., 4.40%, 11/1/34	180,000	206,070
Verizon Communications, Inc., 2.65%, 11/20/40	201,000	183,959
Verizon Communications, Inc., 2.99%, 10/30/56(3)	80,000	70,767
		1,438,323
Electric Utilities — 0.7%
AEP Texas, Inc., 2.10%, 7/1/30	130,000	125,318
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	21,576
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	190,000	205,759
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	42,637
Commonwealth Edison Co., 3.20%, 11/15/49	115,000	112,781
DTE Electric Co., 2.25%, 3/1/30	110,000	109,837
Duke Energy Carolinas LLC, 2.55%, 4/15/31(4)	54,000	54,423

Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	113,637
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	32,380
Duke Energy Progress LLC, 4.15%, 12/1/44	89,000	100,975
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	52,881
Entergy Texas, Inc., 1.75%, 3/15/31	110,000	102,261
Exelon Corp., 4.45%, 4/15/46	60,000	68,941
Florida Power & Light Co., 4.125%, 2/1/42	69,000	79,270
Florida Power & Light Co., 3.15%, 10/1/49	60,000	60,553
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	127,192
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	54,949
Northern States Power Co., 2.60%, 6/1/51	50,000	44,910
Northern States Power Co., 3.20%, 4/1/52	90,000	90,490
Pacific Gas and Electric Co., 4.20%, 6/1/41	55,000	54,837
PacifiCorp, 2.70%, 9/15/30	30,000	30,802
PacifiCorp, 3.30%, 3/15/51	100,000	98,855
Public Service Co. of Colorado, 1.875%, 6/15/31	108,000	103,455
Southern California Edison Co., 2.95%, 2/1/51	50,000	43,979
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	120,000	110,641
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	25,955
Virginia Electric and Power Co., 2.45%, 12/15/50	146,000	124,980
Xcel Energy, Inc., 3.40%, 6/1/30	120,000	129,170
		2,323,444
Electronic Equipment, Instruments and Components†
Vontier Corp., 1.80%, 4/1/26(3)	65,000	64,823
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	42,000	43,978
Entertainment — 0.1%
Netflix, Inc., 3.625%, 6/15/25(3)	140,000	149,478
Netflix, Inc., 4.875%, 4/15/28	64,000	72,504
		221,982
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26	186,000	201,295
Boston Properties LP, 2.55%, 4/1/32	80,000	76,767
Brixmor Operating Partnership LP, 4.125%, 5/15/29	130,000	140,579
Corporate Office Properties LP, 2.75%, 4/15/31	100,000	96,908
EPR Properties, 4.75%, 12/15/26	69,000	72,591
EPR Properties, 4.95%, 4/15/28	203,000	209,187
Equinix, Inc., 5.375%, 5/15/27	110,000	118,317
Federal Realty Investment Trust, 3.625%, 8/1/46	150,000	142,552
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	120,000	134,967
Host Hotels & Resorts LP, 4.00%, 6/15/25	155,000	164,740
Host Hotels & Resorts LP, 4.50%, 2/1/26	50,000	54,163
Hudson Pacific Properties LP, 3.95%, 11/1/27	30,000	32,198
Hudson Pacific Properties LP, 3.25%, 1/15/30	78,000	78,553
Kilroy Realty LP, 3.80%, 1/15/23	50,000	52,200
Kilroy Realty LP, 2.50%, 11/15/32	140,000	131,806
National Health Investors, Inc., 3.00%, 2/1/31	275,000	257,578
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	150,000	149,027
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	90,000	86,432
Spirit Realty LP, 2.10%, 3/15/28	59,000	57,437
Spirit Realty LP, 4.00%, 7/15/29	135,000	146,327
Spirit Realty LP, 3.20%, 2/15/31	180,000	180,484
STORE Capital Corp., 4.50%, 3/15/28	195,000	214,879
STORE Capital Corp., 2.75%, 11/18/30	89,000	87,210
		2,886,197

Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	100,000	104,792
Sysco Corp., 5.95%, 4/1/30	230,000	287,708
Walmart, Inc., 4.05%, 6/29/48	110,000	130,478
		522,978
Food Products†
Mondelez International, Inc., 2.75%, 4/13/30	152,000	155,363
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 1.96%, 2/11/31	110,000	104,446
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	120,000	125,613
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31(4)	115,000	114,237
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	65,000	69,570
		413,866
Health Care Providers and Services — 0.4%
Centene Corp., 3.375%, 2/15/30	136,000	137,487
Centene Corp., 2.50%, 3/1/31	85,000	81,283
Cigna Corp., 2.40%, 3/15/30	130,000	129,002
Cigna Corp., 3.40%, 3/15/51	133,000	131,006
CVS Health Corp., 4.30%, 3/25/28	130,000	147,713
CVS Health Corp., 1.75%, 8/21/30	100,000	93,420
CVS Health Corp., 4.78%, 3/25/38	30,000	35,468
DaVita, Inc., 4.625%, 6/1/30(3)	150,000	153,017
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	33,935
HCA, Inc., 5.375%, 2/1/25	85,000	94,945
Mass General Brigham, Inc., 3.19%, 7/1/49	65,000	65,314
Universal Health Services, Inc., 2.65%, 10/15/30(3)	255,000	246,684
		1,349,274
Hotels, Restaurants and Leisure — 0.1%
Las Vegas Sands Corp., 3.90%, 8/8/29	42,000	43,204
Marriott International, Inc., 2.85%, 4/15/31	80,000	78,584
Marriott International, Inc., 3.50%, 10/15/32	180,000	187,046
		308,834
Household Durables†
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	38,654
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	94,575
		133,229
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	100,000	100,812
General Electric Co., 4.35%, 5/1/50	120,000	133,533
		234,345
Insurance — 0.3%
Athene Holding Ltd., 3.50%, 1/15/31	440,000	452,687
Equitable Financial Life Global Funding, 1.80%, 3/8/28(3)	100,000	97,876
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	40,000	44,240
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(3)	200,000	190,000
SBL Holdings, Inc., 5.00%, 2/18/31(3)	105,000	106,079
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	120,000	116,975
		1,007,857
IT Services — 0.1%
Fidelity National Information Services, Inc., 2.25%, 3/1/31	115,000	113,089
International Business Machines Corp., 3.50%, 5/15/29	180,000	195,952
		309,041
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc., 2.30%, 3/12/31	256,000	249,605
Charles River Laboratories International, Inc., 4.00%, 3/15/31(3)	90,000	91,602

Illumina, Inc., 2.55%, 3/23/31	193,000	191,508
		532,715
Machinery†
Cummins, Inc., 2.60%, 9/1/50	90,000	80,797
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	148,000	140,560
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	240,000	258,066
Comcast Corp., 2.35%, 1/15/27	250,000	261,164
Comcast Corp., 3.20%, 7/15/36	90,000	94,079
Comcast Corp., 3.75%, 4/1/40	40,000	43,948
Discovery Communications LLC, 5.20%, 9/20/47	215,000	255,284
Time Warner Cable LLC, 4.50%, 9/15/42	170,000	181,948
ViacomCBS, Inc., 4.375%, 3/15/43	90,000	97,256
		1,332,305
Metals and Mining — 0.1%
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	50,000	54,364
Steel Dynamics, Inc., 3.45%, 4/15/30	50,000	53,478
Steel Dynamics, Inc., 3.25%, 10/15/50	20,000	18,732
Teck Resources Ltd., 3.90%, 7/15/30	50,000	52,294
Teck Resources Ltd., 6.25%, 7/15/41	120,000	147,965
		326,833
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	150,000	159,446
CenterPoint Energy, Inc., 4.25%, 11/1/28	126,000	141,405
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	108,185
NiSource, Inc., 5.65%, 2/1/45	105,000	135,292
Sempra Energy, 3.25%, 6/15/27	30,000	32,138
WEC Energy Group, Inc., 1.375%, 10/15/27	170,000	164,436
		740,902
Multiline Retail†
Kohl's Corp., 3.375%, 5/1/31	110,000	110,320
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	300,000	310,121
BP Capital Markets America, Inc., 2.94%, 6/4/51	110,000	98,296
Chevron Corp., 2.00%, 5/11/27	70,000	71,627
Diamondback Energy, Inc., 3.50%, 12/1/29	150,000	155,791
Ecopetrol SA, 5.875%, 5/28/45	10,000	10,690
Energy Transfer Operating LP, 3.60%, 2/1/23	30,000	31,249
Energy Transfer Operating LP, 4.25%, 3/15/23	110,000	116,185
Energy Transfer Operating LP, 4.90%, 3/15/35	95,000	100,415
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	115,464
Equinor ASA, 1.75%, 1/22/26	80,000	81,912
Equinor ASA, 3.25%, 11/18/49	70,000	68,667
Exxon Mobil Corp., 1.57%, 4/15/23	120,000	122,990
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	75,000	97,328
MPLX LP, 2.65%, 8/15/30	110,000	107,928
MPLX LP, 4.50%, 4/15/38	70,000	76,607
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	71,429
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	10,139
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	180,000	183,529
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	263,119
Suncor Energy, Inc., 3.75%, 3/4/51	100,000	97,478
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	75,323
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	80,000	84,189
		2,350,476

Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	130,000	132,283
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	113,000	100,626
Royalty Pharma plc, 2.20%, 9/2/30(3)	140,000	133,825
Viatris, Inc., 2.70%, 6/22/30(3)	124,000	122,597
Viatris, Inc., 4.00%, 6/22/50(3)	43,000	43,932
		400,980
Real Estate Management and Development — 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(3)	367,000	362,412
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	205,666
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	245,000	279,397
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51(4)	70,000	70,412
CSX Corp., 3.25%, 6/1/27	120,000	130,664
Norfolk Southern Corp., 3.05%, 5/15/50	70,000	66,569
Union Pacific Corp., 2.40%, 2/5/30	80,000	80,323
Union Pacific Corp., MTN, 3.55%, 8/15/39	160,000	170,243
		1,003,274
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.46%, 9/15/26	155,000	166,432
Microchip Technology, Inc., 2.67%, 9/1/23(3)	240,000	250,090
		416,522
Software — 0.1%
Microsoft Corp., 2.53%, 6/1/50	80,000	72,992
Oracle Corp., 4.00%, 7/15/46	200,000	206,387
		279,379
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.50%, 4/15/27	140,000	147,560
Home Depot, Inc. (The), 2.375%, 3/15/51	250,000	214,985
Lowe's Cos., Inc., 1.30%, 4/15/28	130,000	123,688
Lowe's Cos., Inc., 2.625%, 4/1/31	130,000	130,649
		616,882
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.65%, 2/8/51	225,000	206,013
Dell International LLC / EMC Corp., 4.90%, 10/1/26(3)	185,000	209,981
EMC Corp., 3.375%, 6/1/23	275,000	284,045
Seagate HDD Cayman, 4.875%, 3/1/24	50,000	53,802
		753,841
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(3)	313,000	342,073
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	150,000	151,488
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 4.75%, 2/1/28	125,000	133,065
T-Mobile USA, Inc., 2.625%, 2/15/29	135,000	131,259
T-Mobile USA, Inc., 3.50%, 4/15/31	120,000	121,050
Vodafone Group plc, 4.375%, 2/19/43	115,000	128,254
		513,628
TOTAL CORPORATE BONDS (Cost $34,007,630)		33,947,992
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.82%, (12-month LIBOR plus 1.87%), 7/1/36	5,048	5,352
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	13,046	13,975

FHLMC, VRN, 2.74%, (1-year H15T1Y plus 2.26%), 4/1/37	15,855	16,919
FHLMC, VRN, 2.91%, (12-month LIBOR plus 1.77%), 2/1/38	7,018	7,468
FHLMC, VRN, 2.89%, (12-month LIBOR plus 1.87%), 6/1/38	3,735	3,945
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	4,096	4,275
FHLMC, VRN, 3.66%, (12-month LIBOR plus 1.88%), 5/1/41	2,304	2,406
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.86%), 7/1/41	8,842	9,385
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	2,012	2,063
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	69	70
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	1,635	1,644
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.63%), 1/1/44	19,008	19,832
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	38,714	40,549
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	93,465	97,426
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	71,558	74,913
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	9,391	9,797
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	11,853	12,364
FNMA, VRN, 2.55%, (1-year H15T1Y plus 2.16%), 3/1/38	13,236	14,093
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	1,722	1,791
FNMA, VRN, 2.27%, (12-month LIBOR plus 1.85%), 3/1/40	2,579	2,732
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	3,988	4,211
FNMA, VRN, 2.08%, (12-month LIBOR plus 1.59%), 3/1/43	1,637	1,685
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	48,105	50,209
		397,104
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.4%
FHLMC, 6.50%, 1/1/28	1,256	1,413
FHLMC, 6.50%, 6/1/29	1,995	2,243
FHLMC, 8.00%, 7/1/30	1,275	1,538
FHLMC, 5.50%, 12/1/33	40,932	47,112
FHLMC, 5.50%, 1/1/38	5,274	6,193
FHLMC, 6.00%, 8/1/38	6,906	7,872
FHLMC, 3.50%, 12/1/47	128,276	136,458
FNMA, 6.50%, 1/1/29	3,358	3,822
FNMA, 7.50%, 7/1/29	3,971	4,018
FNMA, 7.50%, 9/1/30	1,762	2,065
FNMA, 5.00%, 7/1/31	42,165	47,910
FNMA, 6.50%, 1/1/32	2,259	2,538
FNMA, 5.50%, 6/1/33	12,136	14,143
FNMA, 5.50%, 8/1/33	28,677	33,474
FNMA, 5.00%, 11/1/33	64,124	74,203
FNMA, 5.50%, 1/1/34	15,591	18,047
FNMA, 3.50%, 3/1/34	25,033	26,819
FNMA, 5.00%, 4/1/35	49,610	57,609
FNMA, 5.00%, 2/1/36	48,252	56,176
FNMA, 5.50%, 1/1/37	37,872	44,356
FNMA, 5.50%, 2/1/37	8,512	9,981
FNMA, 6.00%, 7/1/37	54,248	64,554
FNMA, 6.50%, 8/1/37	6,278	7,208
FNMA, 5.00%, 4/1/40	78,417	91,326
FNMA, 5.00%, 6/1/40	50,817	58,730
FNMA, 3.50%, 1/1/41	156,299	168,955
FNMA, 4.00%, 1/1/41	291,799	323,542
FNMA, 4.00%, 5/1/41	52,755	58,000
FNMA, 5.00%, 6/1/41	62,175	72,390
FNMA, 4.50%, 9/1/41	17,268	19,243
FNMA, 4.00%, 1/1/42	102,594	113,590

FNMA, 3.50%, 5/1/42	214,539	233,253
FNMA, 3.50%, 6/1/42	46,909	51,016
FNMA, 6.50%, 8/1/47	2,293	2,490
FNMA, 6.50%, 9/1/47	4,625	5,005
FNMA, 6.50%, 9/1/47	223	242
FNMA, 6.50%, 9/1/47	2,442	2,641
FNMA, 3.50%, 3/1/48	565,496	599,912
FNMA, 4.00%, 6/1/48	238,431	256,445
FNMA, 4.50%, 7/1/48	856,883	937,522
FNMA, 4.00%, 8/1/48	622,361	668,566
FNMA, 3.50%, 4/1/49	430,124	454,348
FNMA, 3.50%, 5/1/49	157,131	165,953
FNMA, 4.00%, 6/1/49	1,165,926	1,250,682
FNMA, 3.50%, 9/1/49	349,571	369,224
FNMA, 3.00%, 12/1/49	2,009,452	2,098,043
FNMA, 3.00%, 3/1/50	341,561	356,648
FNMA, 3.00%, 3/1/50	941,309	989,762
FNMA, 3.00%, 6/1/50	196,865	205,343
FNMA, 3.00%, 6/1/50	200,392	209,294
FNMA, 3.00%, 6/1/50	2,165,545	2,256,768
FNMA, 3.00%, 6/1/50	277,457	290,914
FNMA, 3.00%, 8/1/50	779,902	813,215
FNMA, 2.50%, 10/1/50	1,386,810	1,424,861
GNMA, 2.50%, TBA	3,835,000	3,957,241
GNMA, 3.00%, TBA	1,000,000	1,041,836
GNMA, 7.00%, 4/20/26	4,474	4,967
GNMA, 7.50%, 8/15/26	3,120	3,493
GNMA, 7.00%, 2/15/28	954	957
GNMA, 7.50%, 2/15/28	450	452
GNMA, 6.50%, 5/15/28	245	273
GNMA, 6.50%, 5/15/28	730	816
GNMA, 7.00%, 12/15/28	928	932
GNMA, 7.00%, 5/15/31	10,739	12,640
GNMA, 5.50%, 11/15/32	22,901	26,462
GNMA, 4.50%, 1/15/40	16,588	18,738
GNMA, 4.50%, 5/20/41	51,191	57,435
GNMA, 4.50%, 6/15/41	32,077	36,856
GNMA, 3.50%, 3/15/46	280,052	299,621
GNMA, 2.50%, 8/20/46	61,896	64,367
GNMA, 3.00%, 4/20/50	1,399,095	1,463,305
UMBS, 3.00%, TBA	750,000	781,260
		22,989,326
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,134,902)		23,386,430
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,055	2,115
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.77%, 3/25/35	19,126	19,504
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	33,991	34,593
Arroyo Mortgage Trust, Series 2018-1, Class A2, VRN, 4.02%, 4/25/48(3)	416,815	419,641
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.58%, 6/25/34	13,254	13,538
Bellemeade Re Ltd., Series 19-3A, Class B1, VRN, 2.61%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	130,257
Bellemeade Re Ltd., Series 2018-2A, Class B1, VRN, 2.76%, (1-month LIBOR plus 2.65%), 8/25/28(3)	550,000	552,934
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.06%, (1-month LIBOR plus 1.95%), 7/25/29(3)	120,000	119,756
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.11%, (1-month LIBOR plus 4.00%), 8/26/30(3)	170,000	173,260

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.19%, 8/25/34	12,080	12,373
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.76%, (1-month LIBOR plus 3.65%), 2/25/40(3)	200,000	202,374
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	499	485
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	178,427	181,179
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1 SEQ, 1.21%, 5/25/65(3)	390,514	392,590
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2 SEQ, 1.41%, 5/25/65(3)	312,420	313,071
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	209,300	209,297
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	4,335	4,487
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, 1.15%, 1/25/66(3)	234,086	234,082
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.88%, 6/25/34	6,818	6,829
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.30%, 5/25/34	10,185	10,063
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	13,827	14,159
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.36%, (1-month LIBOR plus 3.25%), 10/25/30(3)	325,000	331,442
Home RE Ltd., Series 21-1 Class M1B, VRN, 1.66%, (1-month LIBOR plus 1.55%), 7/25/33(3)	140,000	140,212
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	10,419	10,548
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	68,547	69,516
JPMorgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	203,703	207,862
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.18%, 11/21/34	40,322	40,769
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.27%, 11/25/35	26,432	26,415
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.79%, 2/25/35	16,083	16,221
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	150,538	161,930
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.51%, (1-month LIBOR plus 2.40%), 10/25/30(3)	151,360	152,585
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	20,250	20,290
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	15,291	15,609
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	161,987
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	24,083	24,822
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	450,000	449,996
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	520,000	519,998
		5,396,789
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 11/25/23	157,792	157,922
FHLMC, Series 2014-DN2, Class M3, VRN, 3.71%, (1-month LIBOR plus 3.60%), 4/25/24	173,881	173,675
FHLMC, Series 2014-DN3, Class M3, VRN, 4.11%, (1-month LIBOR plus 4.00%), 8/25/24	68,653	69,939
FHLMC, Series 2014-DN4, Class M3, VRN, 4.66%, (1-month LIBOR plus 4.55%), 10/25/24	33,564	34,297
FHLMC, Series 2014-HQ1, Class M3, VRN, 4.21%, (1-month LIBOR plus 4.10%), 8/25/24	128,499	130,344
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.86%, (1-month LIBOR plus 4.75%), 10/25/24	749,891	760,579
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.81%, (1-month LIBOR plus 3.70%), 4/25/28	101,535	104,287
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.36%, (1-month LIBOR plus 3.25%), 5/25/25	45,852	46,715
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.66%, (1-month LIBOR plus 5.55%), 7/25/28	314,789	331,953
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.76%, (1-month LIBOR plus 4.65%), 10/25/28	158,738	166,786
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.11%, (1-month LIBOR plus 5.00%), 12/25/28	237,165	250,527
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.01%, (1-month LIBOR plus 3.90%), 4/25/29	176,493	183,241
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.36%, (1-month LIBOR plus 3.25%), 7/25/29	285,544	294,622
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.56%, (1-month LIBOR plus 3.45%), 10/25/29	70,000	72,862
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.41%, (1-month LIBOR plus 2.30%), 10/25/48(3)	50,000	50,232
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.56%, (1-month LIBOR plus 2.45%), 3/25/49(3)	89,177	89,652
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 6/25/50(3)	214,196	215,855
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.82%, (SOFR plus 2.80%), 10/25/50(3)	250,000	252,594
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.71%, (1-month LIBOR plus 3.60%), 7/25/50(3)	114,447	115,966
FNMA, Series 2013-C01, Class M2, VRN, 5.36%, (1-month LIBOR plus 5.25%), 10/25/23	327,254	338,107
FNMA, Series 2014-C02, Class 1M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	110,379	108,926
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	76,113	76,844
FNMA, Series 2014-C03, Class 2M2, VRN, 3.01%, (1-month LIBOR plus 2.90%), 7/25/24	116,058	117,468

FNMA, Series 2014-C04, Class 1M2, VRN, 5.01%, (1-month LIBOR plus 4.90%), 11/25/24	104,106	107,649
FNMA, Series 2014-C04, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 11/25/24	48,776	49,366
FNMA, Series 2015-C03, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	258,630	266,384
FNMA, Series 2015-C03, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	173,877	176,587
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	155,619	165,778
FNMA, Series 2015-C04, Class 2M2, VRN, 5.66%, (1-month LIBOR plus 5.55%), 4/25/28	359,813	380,954
FNMA, Series 2016-C01, Class 2M2, VRN, 7.06%, (1-month LIBOR plus 6.95%), 8/25/28	212,086	226,852
FNMA, Series 2016-C04, Class 1M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 1/25/29	162,477	169,692
FNMA, Series 2016-C06, Class 1M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 4/25/29	88,406	92,408
		5,779,063
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,039,649)		11,175,852
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.17%, (3-month LIBOR plus 1.95%), 1/20/32(3)	275,000	275,815
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.24%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	200,039
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.28%), 2/12/30(3)	200,000	200,181
CIFC Funding Ltd., Series 2016-1A, Class A1R, VRN, 1.57%, (3-month LIBOR plus 1.35%), 10/21/31(3)	275,000	275,905
Dryden CLO Ltd., Series 2018-64A, Class A, VRN, 1.19%, (3-month LIBOR plus 0.97%), 4/18/31(3)	200,000	200,031
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 1.00%, (3-month LIBOR plus 3.00%), 4/20/34(3)(4)	175,000	175,000
Elmwood CLO VII Ltd., Series 2020-4A, Class A, VRN, 1.54%, (3-month LIBOR plus 1.39%), 1/17/34(3)	275,000	276,671
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 1.00%, (3-month LIBOR plus 1.80%), 4/20/34(3)(4)	275,000	275,000
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(3)	200,000	200,315
Kayne CLO Ltd., Series 2019-6A, Class A1, VRN, 1.60%, (3-month LIBOR plus 1.38%), 1/20/33(3)	250,000	251,022
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	175,258
KKR CLO Ltd., Series 2030A, Class A1, VRN, 1.74%, (3-month LIBOR plus 1.50%), 10/17/31(3)	275,000	276,040
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.50%, (3-month LIBOR plus 1.26%), 1/15/33(3)	350,000	351,206
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.22%, (3-month LIBOR plus 0.98%), 4/15/31(3)	225,000	224,866
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 1.00%, (3-month LIBOR plus 2.00%), 4/20/34(3)(4)	325,000	325,000
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.57%, (3-month LIBOR plus 1.33%), 10/15/32(3)	250,000	250,853
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.05%, (3-month LIBOR plus 1.83%), 7/20/31(3)	375,000	375,681
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 1.00%, (3-month LIBOR plus 2.10%), 10/20/31(3)(4)	275,000	275,000
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 1.00%, (3-month LIBOR plus 2.10%), 4/20/34(3)(4)	325,000	325,000
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.41%, (3-month LIBOR plus 1.19%), 10/20/30(3)	300,000	300,367
Rockford Tower CLO Ltd., Series 2019-2A, Class A, VRN, 1.51%, (3-month LIBOR plus 1.33%), 8/20/32(3)	250,000	250,612
Silver Creek CLO Ltd., Series 2014-1A, Class AR, VRN, 1.46%, (3-month LIBOR plus 1.24%), 7/20/30(3)	350,000	350,281
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.37%, (3-month LIBOR plus 1.15%), 4/18/31(3)	250,000	250,141
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.51%, (3-month LIBOR plus 1.29%), 4/18/33(3)	200,000	200,246
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 1.00%, (3-month LIBOR plus 2.05%), 4/19/34(3)(4)	325,000	325,000
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.29%, (3-month LIBOR plus 1.07%), 10/20/28(3)	183,129	183,302
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.19%, (3-month LIBOR plus 0.97%), 4/25/31(3)	250,000	250,174
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,995,742)		7,019,006
ASSET-BACKED SECURITIES — 1.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	78,069	80,019
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(3)	312,494	327,610
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	400,000	395,568
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	116,943	125,994
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	283,799	292,453
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	213,362	223,927
Mosaic Solar Loan Trust, Series 2021-1A, Class B, 2.05%, 12/20/46(3)	300,000	296,404
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	11,111	11,163

MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	60,947	62,345
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	115,549	119,967
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	349,401	355,084
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	625,000	632,698
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	348,612	354,638
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(3)(4)	225,000	224,006
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	86,392	89,837
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	93,591	96,760
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	132,632	136,259
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	200,000	200,669
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	49,092	50,620
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	67,431	70,445
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	189,664	191,001
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	73,712	75,192
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	90,748	95,274
TOTAL ASSET-BACKED SECURITIES (Cost $4,414,675)		4,507,933
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	100,905
California State University Rev., 2.98%, 11/1/51	200,000	196,428
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	36,096
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	88,626
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	70,000	70,434
Houston GO, 3.96%, 3/1/47	25,000	28,343
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	32,507
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,740
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	266,338
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	25,173
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	102,241
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	130,283
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	64,989
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	100,259
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	35,370
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	52,250
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	200,000	199,983
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	60,192
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	33,881
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	37,078
State of California GO, 4.60%, 4/1/38	120,000	138,676
State of California GO, 7.55%, 4/1/39	20,000	32,347
State of California GO, 7.30%, 10/1/39	15,000	22,893
State of California GO, 7.60%, 11/1/40	20,000	33,250
TOTAL MUNICIPAL SECURITIES (Cost $1,750,698)		1,909,282
EXCHANGE-TRADED FUNDS — 0.4%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $1,387,375)	51,100	1,396,563
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 0.75%, 10/8/27	600,000	578,117
FNMA, 6.625%, 11/15/30	100,000	142,789
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $720,231)		720,906
PREFERRED STOCKS — 0.1%
Banks†
JPMorgan Chase & Co., 4.60%	98,000	99,225

Capital Markets — 0.1%
Charles Schwab Corp. (The), Series I, 4.00%	150,000	152,595
TOTAL PREFERRED STOCKS (Cost $249,335)		251,820
BANK LOAN OBLIGATIONS(5) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (3-month LIBOR plus 2.00%), 2/26/28 (Cost $184,231)	184,000	183,724
SOVEREIGN GOVERNMENTS AND AGENCIES†
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	39,816
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	35,079
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,505
		45,584
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	22,402
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $96,199)		107,802
TEMPORARY CASH INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,666,310)	8,666,310	8,666,310
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $309,590,635)		367,179,759
OTHER ASSETS AND LIABILITIES — (2.9)%		(10,519,377)
TOTAL NET ASSETS — 100.0%		$356,660,382

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	5	June 2021	$991,850	$13,021
U.S. Treasury 2-Year Notes	43	June 2021	9,491,242	(308)
U.S. Treasury 5-Year Notes	22	June 2021	2,714,766	(15,628)
U.S. Treasury Long Bonds	17	June 2021	2,628,094	(29,480)
U.S. Treasury Ultra Bonds	4	June 2021	724,875	1,179
			$16,550,827	$(31,216)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	25	June 2021	$3,273,438	$1,761
U.S. Treasury 10-Year Ultra Notes	18	June 2021	2,586,375	15,350
			$5,859,813	$17,111
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(508)	$26,764	$26,256
CPURNSA	Receive	2.34%	2/5/26	$1,500,000	509	17,981	18,490
CPURNSA	Receive	2.33%	2/8/26	$1,500,000	509	17,996	18,505
CPURNSA	Receive	2.30%	2/24/26	$1,500,000	509	18,597	19,106
CPURNSA	Receive	2.40%	2/9/31	$750,000	508	8,657	9,165
					$1,527	$89,995	$91,522

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $333,278.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,981,939, which represented 6.4% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	215,381,433	—	—
U.S. Treasury Securities	—	58,524,706	—
Corporate Bonds	—	33,947,992	—
U.S. Government Agency Mortgage-Backed Securities	—	23,386,430	—
Collateralized Mortgage Obligations	—	11,175,852	—
Collateralized Loan Obligations	—	7,019,006	—
Asset-Backed Securities	—	4,507,933	—
Municipal Securities	—	1,909,282	—
Exchange-Traded Funds	1,396,563	—	—
U.S. Government Agency Securities	—	720,906	—
Preferred Stocks	—	251,820	—
Bank Loan Obligations	—	183,724	—
Sovereign Governments and Agencies	—	107,802	—
Temporary Cash Investments	8,666,310	—	—
	225,444,306	141,735,453	—
Other Financial Instruments
Futures Contracts	31,311	—	—
Swap Agreements	—	91,522	—
	31,311	91,522	—
Liabilities
Other Financial Instruments
Futures Contracts	45,416	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.